Segment reporting	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment reporting
6	Segment reporting

(a)	Business segments

The Group has two reportable operating segments “airline transportation operations” and “other segments”, according to internal organization structure, managerial needs and internal reporting system. “Airline transportation operations” comprises the Group’s passenger and cargo and mail operations. “Other segments” includes hotel and tour operation, air catering services, ground services, cargo handling and other miscellaneous services.

For the purposes of assessing segment performance and allocating resources between segments, the Group’s chief operating decision maker (“CODM”) monitors the results, assets and liabilities attributable to each reportable segment based on financial results prepared under the People’s Republic of China Accounting Standards for Business Enterprises (“PRC GAAP”). As such, the amount of each material reconciling item from the Group’s reportable segment revenue, profit before taxation, assets and liabilities arising from different accounting policies are set out in Note 6(c). The comparative figures in the Group’s financial statements prepared in accordance with PRC GAAP are restated as the Group acquired a subsidiary under common control in 2017 (Note 24(v)). Management considered the impact of the above restatement is not material. Therefore, the Group’s segment results for the year ended December 31, 2016 and 2015, and its segment assets and liabilities as at December 31, 2016 as disclosed in these financial statements have not been restated.

Inter-segment sales and transfers are transacted with reference to the selling prices used for sales made to third parties at the then prevailing market prices.

Information regarding the Group’s reportable segments as provided to the Group’s CODM for the purposes of resource allocation and assessment of segment performance is set out below.

The segment results of the Group for the year ended December 31, 2017 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Revenue from external customers	126,077	1,412	—	—	127,489
Inter-segment sales	159	2,823	(2,982)	—	—

Reportable segment revenue	126,236	4,235	(2,982)	—	127,489

Reportable segment profit before taxation	7,708	529	—	561	8,798

Reportable segment profit after taxation	5,875	381	—	577	6,833

Other segment information
Income tax	1,833	148	—	(16)	1,965
Interest income	74	15	—	—	89
Interest expense	2,724	23	—	—	2,747
Depreciation and amortization	13,112	201	—	—	13,313
Impairment loss	440	2	—	—	442
Share of associates’ results	—	—	—	420	420
Share of joint ventures’ results	—	—	—	99	99
Remeasurement of the originally held equity interests in a joint venture	—	—	—	88	88
Fair value movement of derivative financial instruments	—	—	—	(64)	(64)
Non-current assets additions during the year#	30,776	1,828	—	—	32,604

The segment results of the Group for the year ended December 31, 2016 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Revenue from external customers	113,490	1,302	—	—	114,792
Inter-segment sales	101	2,231	(2,332)	—	—

Reportable segment revenue	113,591	3,533	(2,332)	—	114,792

Reportable segment profit before taxation	6,471	459	—	717	7,647

Reportable segment profit after taxation	4,834	337	—	717	5,888

Other segment information
Income tax	1,637	122	—	—	1,759
Interest income	79	10	—	—	89
Interest expense	2,458	7	—	—	2,465
Depreciation and amortization	12,693	96	—	—	12,789
Impairment loss	127	3	—	—	130
Share of associates’ results	—	—	—	511	511
Share of joint ventures’ results	—	—	—	102	102
Gain on deemed disposal of a subsidiary	—	—	—	90	90
Non-current assets additions during the year#	29,126	120	—	—	29,246

The segment results of the Group for the year ended December 31, 2015 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Revenue from external customers	110,067	1,400	—	—	111,467
Inter-segment sales	114	1,528	(1,642)	—	—

Reportable segment revenue	110,181	2,928	(1,642)	—	111,467

Reportable segment profit before taxation	5,480	279	—	582	6,341

Reportable segment profit after taxation	4,199	205	—	582	4,986

Other segment information
Income tax	1,281	74	—	—	1,355
Interest income	244	9	—	—	253
Interest expense	2,156	32	—	—	2,188
Depreciation and amortization	11,915	97	—	—	12,012
Impairment loss	105	3	—	—	108
Share of associates’ results	—	—	—	462	462
Share of joint ventures’ results	—	—	—	107	107
Non-current assets additions during the year#	24,242	98	—	—	24,340

The segment assets and liabilities of the Group as at December 31, 2017 and December 31, 2016 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
As at December 31, 2017
Reportable segment assets	208,116	5,799	(402)	4,816	218,329
Reportable segment liabilities	154,391	2,111	(402)	64	156,164

As at December 31, 2016
Reportable segment assets	192,881	3,201	(376)	4,755	200,461
Reportable segment liabilities	144,768	1,355	(370)	—	145,753

*	Unallocated assets primarily include goodwill, interest in associates and joint ventures, available-for-sale financial assets, derivative financial instruments and other investments in equity securities. Unallocated results primarily include the share of results of associates and joint ventures, dividend income from available-for-sale financial assets and other investments in equity securities, remeasurement of the originally held equity interests in a joint venture, gain on deemed disposal of a subsidiary, and the fair value movement of derivative financial instruments recognized through profit or loss.
#	The additions of non-current assets do not include goodwill, interests in associates and joint ventures, other investments in equity securities, available-for-sale financial assets, derivative financial instruments and deferred tax assets.

(b)	The Group’s business segments operate in three main geographical areas, even though they are managed on a worldwide basis.

The Group’s revenue by geographical segment are analyzed based on the following criteria:

(1)	Traffic revenue from services of both origin and destination within the PRC (excluding Hong Kong Special Administrative Region, Macau Special Administrative Region and Taiwan (“Hong Kong, Macau and Taiwan”)), is classified as domestic revenue. Traffic revenue with origin and destination among PRC, Hong Kong, Macau and Taiwan is classified as Hong Kong, Macau and Taiwan revenue; while that with origin and destination from/to other overseas markets is classified as international revenue.

(2)	Revenue from commission income, hotel and tour operation, ground services, cargo handling and other miscellaneous services are classified on the basis of where the services are performed.

	2017	2016	2015
	RMB million	RMB million	RMB million
Domestic	92,986	84,380	82,981
International	32,117	28,096	25,872
Hong Kong, Macau and Taiwan	2,386	2,316	2,614

	127,489	114,792	111,467

The major revenue earning asset of the Group is its aircraft fleet which is registered in the PRC and is deployed across its worldwide route network. Majority of the Group’s other assets are located in the PRC. CODM considers that there is no suitable basis for allocating such assets and related liabilities to geographical locations. Accordingly, geographical segment assets and liabilities are not disclosed.

(c)	Reconciliation of reportable segment revenues, profit before income tax, assets and liabilities to the consolidated figures as reported in the consolidated financial statements.

			2017		2016		2015
	Note		RMB million		RMB million		RMB million
Revenue
Reportable segment revenue			127,489		114,792		111,467
Reclassification of expired sales in advance of carriage	(i)		396		376		459
Reclassification of sales tax	(ii)		(65)		(161)		(274)
Adjustments arising from business combinations under common control	(v)		(14)		(26)		—

Consolidated revenue			127,806		114,981		111,652

			2017		2016		2015
	Note		RMB million		RMB million		RMB million
Profit before income tax
Reportable segment profit before taxation			8,798		7,647		6,341
Capitalization of exchange difference of specific loans	(iii)		47		48		(222)
Government grants	(iv)		21		1		1
Adjustments arising from business combinations under common control	(v)		8		(35)		(2)

Consolidated profit before income tax			8,874		7,661		6,118

				2017		2016
	Note			RMB million		RMB million
Assets
Reportable segment assets				218,329		200,461
Capitalization of exchange difference of specific loans		(iii)		196		149
Government grants		(iv)		(8)		(316)
Adjustments arising from business combinations under common control		(v)		237		184
Others				(36)		(36)

Consolidated total assets				218,718		200,442

		2017	2016
	Note	RMB million	RMB million
Liabilities
Reportable segment liabilities		156,164	145,753
Government grants	(iv)	—	(287)
Others		11	—

Consolidated total liabilities		156,175	145,466

Notes:

(i)	Expired sales in advance of carriage are recorded under non-operating income in the PRC GAAP financial statements. Such income is recognized as other operating revenue in the IFRS financial statements.
(ii)	In accordance with the PRC GAAP, sales tax is separately disclosed rather than deducted from revenue under IFRSs.
(iii)	In accordance with the PRC GAAP, exchange difference arising on translation of specific loans and related interest denominated in a foreign currency is capitalized as part of the cost of qualifying assets. Under IFRSs, such exchange difference is recognized in income statement unless the exchange difference represents an adjustment to interest.
(iv)	Prior to the year 2017, under the PRC GAAP, special funds granted by the government are accounted for as increase in capital reserve if they are clearly defined on approval documents as part of “capital reserve”. Government grants that relate to the purchase of assets are recognized as deferred income and amortized to profit or loss on a straight line basis over the useful life of the related assets.

Pursuant to the accounting policy change under PRC GAAP which became effective in 2017, the Group deducted the government grants related to the purchase of assets (other than special funds) from the cost of the related assets. The accounting treatment is consistent with IFRSs.

(v)	In accordance with the PRC GAAP, the Group accounts for the business combination under common control by applying the pooling-of-interest method. Under the pooling-of-interest method, the difference between the historical carrying amount of the acquiree and the consideration paid is accounted for as an equity transaction. Business combinations under common control are accounted for as if the acquisition had occurred at the beginning of the earliest comparative year presented or, if later, at the date that common control was established; for this purpose, comparative figures are restated under PRC GAAP. Under IFRSs, the Group adopts the purchase accounting method for acquisition of business under common control.